Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	716,633	3,309,605	635,554	3,197,420
Weighted-average exercise price	$ 149.35	$ 129.73	$ 150.96	$ 130.81